Prospectus Supplement                         222789 2/05
dated February 25, 2005 to:

PUTNAM UTILITIES GROWTH AND INCOME FUND
Prospectus dated February 29, 2004

The second and third paragraphs and table under the heading "Who manages the fund?" are replaced with the following:

Investment Management teams. Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Global Equity Research and Core Fixed Income teams are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the teams' management of the fund's portfolio. Their experience as investment professionals over the last five years is shown.

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Portfolio leader   Since    Employer         Positions Over Past Five Years
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Michael R. Yogg    2005     Putnam           Analyst, Sector Team Leader,
                            Management       Global Equity Research Team
                            1997 - Present   Previously, Associate Director
                                             Global Equity Research; Analyst;
                                             Team Leader Utilities & Basic
                                             Material; Team Leader Financials;
                                             Supervisory Analyst
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Portfolio member   Since    Employer         Postions Over Past Five Years
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Kevin F. Murphy    2005     Putnam           Team Leader, High Grade Credit
                            Management       Previously, Investment Strategist,
                            1999 - Present   Derivatives Analyst
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